Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Finance Leases
Operating lease 2026	$ 13,288
Finance lease 2026	45,451
Operating lease 2027	28,942
Finance lease 2027	103,529
Operating lease 2028	25,974
Finance lease 2028	99,826
Operating lease 2029	21,352
Finance lease 2029	12,051
Operating lease 2030	17,094
Finance lease 2030
Operating lease Thereafter	38,799
Finance lease Thereafter
Operating lease total future minimum lease payments	145,449
Finance lease total future minimum lease payments	260,857	$ 55,693		$ 40,548
Operating lease less: imputed interest	(25,928)
Finance lease less: imputed interest	(22,731)
Operating lease total	119,521
Finance lease total	$ 238,126
Boost Run Holdings LLC [Member]
Finance Leases
Operating lease 2026			$ 4,838
Finance lease 2026			14,268
Operating lease 2027			4,295
Finance lease 2027			18,323
Operating lease 2028			850
Finance lease 2028
Operating lease 2029
Finance lease 2029
Operating lease 2030
Finance lease 2030
Operating lease Thereafter
Finance lease Thereafter
Operating lease total future minimum lease payments			9,983
Finance lease total future minimum lease payments			32,591
Operating lease less: imputed interest			(624)
Finance lease less: imputed interest			(2,206)
Operating lease total			9,359
Finance lease total			$ 30,385